Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended
	Jun. 30, 2023	Feb. 28, 2022	Jul. 31, 2023	Mar. 31, 2022	Aug. 31, 2023	Apr. 30, 2022	Sep. 30, 2023	May 31, 2022	Oct. 31, 2023	Jun. 30, 2022	Nov. 30, 2023	Jul. 31, 2022	Dec. 31, 2023	Aug. 31, 2022	Jan. 31, 2024	Sep. 30, 2022	Feb. 29, 2024	Oct. 31, 2022	Mar. 31, 2024	Nov. 30, 2022	Apr. 30, 2024	Dec. 31, 2022	May 31, 2024	Jan. 31, 2023	Jun. 30, 2024	Feb. 28, 2023	Jul. 31, 2024	Mar. 31, 2023	Aug. 31, 2024	Apr. 30, 2023	Sep. 30, 2024	May 31, 2023	Oct. 31, 2024	Jun. 29, 2023	Nov. 30, 2024	Jul. 31, 2023	Dec. 31, 2024	Aug. 31, 2023	Jan. 31, 2025	Sep. 30, 2023	Feb. 28, 2025	Oct. 31, 2023	Mar. 31, 2025	Nov. 30, 2023	Apr. 30, 2025	Dec. 31, 2023	May 31, 2025	Jan. 31, 2024	Jun. 30, 2025	Feb. 29, 2024	Jul. 31, 2025	Mar. 31, 2024	Aug. 31, 2025	Apr. 30, 2024	Sep. 30, 2025	May 31, 2024	Oct. 31, 2025	Jun. 30, 2024	Nov. 30, 2025	Jul. 31, 2024	Dec. 31, 2025	Aug. 31, 2024	Jan. 31, 2026	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026
Intelligent Real Estate ETF
Account Value [Line Items]
Accumulated Value	$ 10,150		$ 10,219		$ 10,029		$ 9,203		$ 8,562		$ 9,311		$ 10,227		$ 9,785		$ 9,877		$ 10,211		$ 9,657		$ 10,082		$ 10,310		$ 11,099		$ 11,616		$ 11,895		$ 11,467		$ 11,874		$ 11,053		$ 10,982		$ 11,123		$ 10,670		$ 10,118		$ 10,340		$ 10,504		$ 10,313		$ 10,921		$ 10,993		$ 10,967		$ 10,539		$ 10,424		$ 11,056
Residential REIT ETF
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,572		$ 10,101		$ 9,437		$ 8,887		$ 9,529		$ 8,804		$ 7,986		$ 7,834		$ 8,163		$ 7,663		$ 8,444		$ 8,111		$ 7,771		$ 8,096		$ 7,878		$ 8,378		$ 8,444		$ 8,171		$ 7,654		$ 7,326		$ 7,945		$ 8,677		$ 8,327		$ 8,313		$ 8,729		$ 8,772		$ 9,013		$ 9,423		$ 9,737		$ 10,626		$ 10,603	$ 10,134	$ 10,733	$ 10,045	$ 9,916	$ 10,537	$ 10,456	$ 9,968	$ 9,958	$ 9,879	$ 9,474	$ 9,925	$ 9,754	$ 9,393	$ 9,872	$ 9,822	$ 9,833
Dow Jones U.S. Select REIT Index
Account Value [Line Items]
Accumulated Value	10,179	10,000	10,471	10,671	10,137	10,175	9,426	9,473	9,000	8,739	9,969	9,517	10,967	8,925	10,525	7,832	10,721	8,184	10,924	8,658	10,125	8,205	10,616	9,106	10,907	8,657	11,545	8,432	12,280	8,491	12,604	8,256	12,209	8,678	12,767	8,927	11,856	8,643	12,000	8,036	12,462	7,673	11,994	8,499	11,664	9,350	11,905	8,973	11,789	9,140	11,703	9,314	12,249	8,632	12,389	9,050	12,225	9,299	12,602	9,843	12,291	10,469	12,662	10,745	10,408	10,885	10,108	10,230	10,625	10,226	9,944	10,150	10,051	9,977	10,443	10,562	10,422	10,744	10,479	10,795
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,265	$ 10,000	$ 10,595	$ 10,371	$ 10,426	$ 9,467	$ 9,929	$ 9,484	$ 9,720	$ 8,701	$ 10,608	$ 9,504	$ 11,090	$ 9,116	$ 11,276	$ 8,277	$ 11,878	$ 8,947	$ 12,261	$ 9,447	$ 11,760	$ 8,902	$ 12,343	$ 9,462	$ 12,786	$ 9,231	$ 12,942	$ 9,570	$ 13,255	$ 9,719	$ 13,539	$ 9,761	$ 13,416	$ 10,406	$ 14,203	$ 10,741	$ 13,865	$ 10,570	$ 14,251	$ 10,066	$ 14,065	$ 9,854	$ 13,272	$ 10,754	$ 13,182	$ 11,243	$ 14,012	$ 11,431	$ 14,725	$ 12,042	$ 15,055	$ 12,429	$ 15,360	$ 11,922	$ 15,921	$ 12,513	$ 16,294	$ 12,962	$ 16,334	$ 13,120	$ 16,344	$ 13,438	$ 16,581	$ 13,725	$ 13,600	$ 14,399	$ 14,055	$ 14,447	$ 14,258	$ 13,455	$ 13,364	$ 14,205	$ 14,927	$ 15,262	$ 15,572	$ 16,140	$ 16,518	$ 16,558	$ 16,569	$ 16,809